UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4078

Seligman Frontier Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 10/31

Date of reporting period: 1/31/07

FORM N-Q

ITEM 1.	SCHEDULE OF INVESTMENTS.

Seligman Frontier Fund

Schedule of Investments (unaudited)
January 31, 2007
	Shares or Principal Amount		Value
Common Stocks 96.4%
Aerospace and Defense 2.3%
Aerovironment*	1,300	shs.	$29,731
Ceradyne*	19,888		1,075,543
Spirit Aerosystems Holdings (Class A)*	23,000		704,490
			1,809,764
Air Freight and Logistics 1.6%
UTI Worldwide	43,229		1,314,161
Biotechnology 4.9%
Bioenvision, Inc.*	142,700		699,230
Cubist Pharmaceuticals*	46,283		851,607
Human Genome Sciences*	62,700		738,606
Maxygen*	53,300		605,488
Theravance	15,190		521,321
ZymoGenetics*	30,380		484,561
			3,900,813
Capital Markets 5.7%
Affiliated Managers Group*	6,155		685,667
Apollo Investment	36,393		807,925
Evercore Partners (Class A)*	18,800		637,132
GFI Group*	12,583		805,060
Investment Technology Group*	23,100		1,007,160
Lazard (Class A)	11,856		601,811
			4,544,755
Chemicals 2.4%
Cytec Industries	23,075		1,343,427
Zoltek*	22,400		598,528
			1,941,955
Commercial Banks 0.5%
Signature Bank*	11,300		374,143
Commercial Services and Supplies 9.2%
American Reprographics*	23,500		736,020
Corrections Corporation of America*	17,172		836,620
Diamond Management and Technology Consultants	92,297		1,151,867
FTI Consulting*	26,100		715,401
The GEO Group*	13,000		569,660
Huron Consulting Group*	27,494		1,425,564
PeopleSupport*	25,800		615,330
Resources Connection*	40,530		1,272,642
			7,323,104
Communications Equipment 0.7%
C COR*	42,326		579,443
Computers and Peripherals 0.8%
Emulex*	34,100		605,275
Construction and Engineering 1.2%
Chicago Bridge & Iron (NY shares)	32,376		962,215
Diversified Financial Services 1.1%
Nasdaq Stock Market*	25,800		879,264
Diversified Telecommunication Services 1.3%
Time Warner Telecom (Class A)*	44,600		1,038,288
Electrical Equipment 2.6%
AMETEK	24,057		833,816
First Solar*	19,200		621,504
Power-One*	84,800		626,672
			2,081,992
Electronic Equipment and Instruments 2.1%
GSI Group*	77,800		652,742
Itron*	18,004		1,037,751
			1,690,493
Energy Equipment and Services 1.3%
Atwood Oceanics*	7,902		382,220
Universal Compression Holdings*	11,441		691,494
			1,073,714
Health Care Equipment and Supplies 3.9%
American Medical Systems Holdings*	20,600		409,940
Beckman Coulter	5,800		374,216
Cytyc*	38,450		1,111,974
Edwards Lifesciences*	6,600		337,656
I-Flow*	31,700		496,422
Integra LifeSciences Holdings*	8,767		377,419
			3,107,627
Health Care Providers and Services 5.5%
Amedisys*	27,724		896,040
Community Health Systems*	15,248		545,116
Five Star Quality Care*	82,800		1,004,364
LCA-Vision	10,800		418,176
Pediatrix Medical Group*	28,698		1,507,793
			4,371,489
Hotels, Restaurants and Leisure 6.8%
Buffalo Wild Wings*	13,300		676,704
Chipotle Mexican Grill (Class A)*	9,500		564,490
Morgans Hotel Group*	49,300		874,089
Pinnacle Entertainment*	41,000		1,415,730
Texas Roadhouse (Class A)*	57,354		776,573
WMS Industries*	27,000		1,070,820
			5,378,406
Insurance 1.3%
American Equity Investment Life Holdings	53,400		684,054
Darwin Professional Underwriters*	16,530		380,190
			1,064,244
Internet and Catalog Retail 2.3%
Coldwater Creek*	53,714		1,001,766
VistaPrint*	19,751		851,070
			1,852,836
Internet Software and Services 1.5%
SAVVIS*	17,100		766,422
ValueClick*	16,594		423,479
			1,189,901
IT Services 0.8%
SI International*	22,770		656,915
Life Sciences Tools and Services 3.50%
Cambrex	44,400		971,472
Nektar Therapeutics*	38,664		491,033
PerkinElmer	54,600		1,303,302
			2,765,807
Machinery 3.9%
Force Protection*	35,078		631,053
Kaydon	29,820		1,285,242
Kennametal	18,825		1,163,385
			3,079,680
Marine 3.0%
American Commercial Lines*	19,078		1,343,854
Kirby*	29,400		1,043,994
			2,387,848
Media 0.8%
Harris Interactive*	117,600		612,696
Metals and Mining 1.8%
RTI International Metals*	17,600		1,438,800

Oil, Gas and Consumable Fuels 2.8%
Cabot Oil & Gas	11,469		743,879
Helix Energy Solutions Group*	26,492		852,248
Quicksilver Resources*	15,400		610,764
			2,206,891
Pharmaceuticals 1.1%
Aspreva Pharmaceuticals*	29,970		597,602
Medicines*	8,700		266,394
			863,996
Real Estate Investment Trusts 0.8%
CBRE Realty Finance	37,700		622,804
Semiconductors and Semiconductor Equipment 6.7%
ATMI*	14,985		501,098
Cymer*	9,400		396,962
DSP Group*	36,805		772,169
FormFactor*	24,330		989,014
Integrated Device Technology*	52,350		792,055
Microsemi*	61,622		1,121,520
Varian Semiconductor Equipment Associates*	18,700		769,505
			5,342,323
Software 9.4%
Informatica*	68,264		857,396
Nuance Communications*	156,400		1,801,728
Quest Software*	57,500		858,475
Sonic Solutions*	50,926		934,492
THQ*	29,500		893,850
Transaction Systems Architects*	11,800		426,570
Witness Systems*	75,740		1,714,754
			7,487,265
Specialty Retail 0.7%
The Children's Place Retail Stores*	10,390		563,242
Textiles, Apparel and Luxury Goods 2.1%
Carter's*	31,500		800,100
The Warnaco Group*	31,350		886,891
			1,686,991
Total Common Stocks			76,799,140
Repurchase Agreement 2.5%
State Street Bank 4.75%, dated 1/31/2007, maturing 2/1/2007, in the amount of $2,009,265 collateralized by: $1,995,000 US Treasury Notes 5.125%, 5/15/2016, with a fair market value of $2,049,863	$2,009,000		2,009,000
Total Investments 98.9%			78,808,140
Other Assets Less Liabilities 1.1%			887,289
Net Assets 100.0%			$79,695,429

__________
* Non-income producing security.

The cost of investments for federal income tax purposes was $62,111,859. The tax basis gross unrealized appreciation and depreciation of porfolio securities were $17,718,293 and $1,022,012 respectivlely.

Note: Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund's investment manager, based on quotations provided by primary market makers in such secutities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are value at fair value determined in accordance with procedures approved by the Fund's Board of Directors. This can occur in the event of, amoung other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2.	CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN FRONTIER FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	March 30, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	March 30, 2007

SELIGMAN FRONTIER FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.